Other Comprehensive Income - Reclassifications (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Other comprehensive income derivatives qualifying as hedges net of tax period increase decrease abstract
Interest rate contracts			$ 13,094	$ 10,527
Foreign exchange contracts cost of revenue			514	(7,261)
Foreign exchange contracts interest			735	1,006
Total before tax			14,343	4,272
Tax expense or benefit			(4,369)	620
Net of tax			9,974	4,892
Other comprehensive income defined benefit plans adjustment net of tax period increase decrease abstract
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	6,385	4,370	12,777	8,743
Total before tax			12,777	8,743
Benefit plans tax expense			(4,900)	(3,427)
Benefit plans net of tax			7,877	5,316
Total reclassifications for the period			$ 17,851	$ 10,208